ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (20,745)	$ (76,437)	$ (242,789)
Other comprehensive (loss) income:
Foreign currency translation adjustments, before and after tax	(18,774)	0	0
Changes in fair values of interest rate swap agreements, before and after tax	0	0	61
Other comprehensive (loss) income	(18,774)	0	61
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(21,598)	(76,437)	(242,789)
Other comprehensive (loss) income:
Foreign currency translation adjustments, before and after tax	(14,551)	0	0
Changes in fair values of interest rate swap agreements, before and after tax	0	0	61
Other comprehensive (loss) income	(14,551)	0	61
Total comprehensive loss	$ (36,149)	$ (76,437)	$ (242,728)